Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 04, 2020 shares	Jun. 30, 2020 shares	Oct. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Mar. 25, 2021 $ / shares	Oct. 30, 2019 shares
Stockholder's Equity (Textual)
Common stock, par value | $ / shares													$ 0.0001
Common stock, shares authorized														1,462,463,611
Share based compensation expense | $					$ 4,294	$ 22,136	$ 159,874	$ 44,961		$ 62,776	$ 358,969	$ 69,400
Common stock voting rights			Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Class A Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					941,647,617		941,647,617		941,647,617	941,647,617
Common stock, shares issued					176,628,752		176,628,752		41,512,605	41,512,605	41,304,381
Common stock, shares outstanding					176,628,752		176,628,752		41,512,605	41,512,605	41,304,381
Stock repurchased from employee			56,755
Sharebased payment arrangment, exercisable price per share | $ / shares			$ 16.93
Share based compensation expense | $			$ 3,300
Class B Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					234,910,597		234,910,597		234,910,597	234,910,597
Common stock, shares issued					0		0		129,382,459	129,382,459	129,220,654
Common stock, shares outstanding					0		0		129,382,459	129,382,459	129,220,654
Number of warrants converted into common stock												1,577,434
Proceeds from warrant exercises | $												$ 600
Stock repurchased from employee				204,580
Sharebased payment arrangment, exercisable price per share | $ / shares				$ 51.81
Share based compensation expense | $				$ 10,400
Common Class D [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					234,910,597		234,910,597		234,910,597	234,910,597
Common stock, shares issued					0		0		0	0	0
Common stock, shares outstanding					0		0		0	0	0
BOWX ACQUISITION CORP [Member]
Stockholder's Equity (Textual)
Converted basis, percentage									0.20
Preferred stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized					1,000,000		1,000,000		1,000,000	1,000,000
Exercise price | $ / shares					$ 11.50		$ 11.50		$ 11.50	$ 11.50
Business Combination, description							the Company issues additional shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Company’s initial stockholders,officers, directors or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each Warrant will be adjusted (to the nearest cent) such that the effective exercise price per full share will be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00 per-share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.		the Company issues additional shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Company’s initial stockholders, officers, directors or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each Warrant will be adjusted (to the nearest cent) such that the effective exercise price per full share will be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00 per-share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.
Preferred stock, shares issued					0		0		0	0
Preferred stock, shares outstanding					0		0		0	0
BOWX ACQUISITION CORP [Member] | Class A Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					87,500,000		87,500,000		87,500,000	87,500,000
Common stock, shares issued					5,068,902		5,068,902		3,388,816	3,388,816
Common stock, shares outstanding					5,068,902		5,068,902		3,388,816	3,388,816
Unit exercise price | $ / shares									$ 10.00	$ 10.00
BOWX ACQUISITION CORP [Member] | Class B Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					12,500,000		12,500,000		12,500,000	12,500,000
Common stock, shares issued					12,075,000		12,075,000		12,075,000	12,075,000
Common stock, shares outstanding					12,075,000		12,075,000		12,075,000	12,075,000
Stock dividend shares	0.2
Subject to forfeiture, shares		1,575,000							1,575,000
Issued and outstanding, percentage									20
BOWX ACQUISITION CORP [Member] | Founder shares [Member]
Stockholder's Equity (Textual)
Subject to forfeiture, shares									1,575,000
BOWX ACQUISITION CORP [Member] | Common Stock [Member] | Class A Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					87,500,000		87,500,000		87,500,000	87,500,000
Common stock, shares issued					48,300,000		48,300,000		48,300,000	48,300,000
Common stock, shares outstanding					48,300,000		48,300,000		48,300,000	48,300,000
Class A common stock, subject to possible redemption					43,231,098		43,231,098		44,911,184	44,911,184
BOWX ACQUISITION CORP [Member] | Common Stock [Member] | Class B Common Stock [Member]
Stockholder's Equity (Textual)
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					12,500,000		12,500,000		12,500,000	12,500,000
Common stock, shares issued					12,075,000		12,075,000		12,075,000	12,075,000
Common stock, shares outstanding					12,075,000		12,075,000		12,075,000	12,075,000
BOWX ACQUISITION CORP [Member] | Warrant [Member]
Stockholder's Equity (Textual)
Warrants, description							Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except for the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders.		Once the warrants become exercisable, the Company may redeem the outstanding warrants (except for the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
BOWX ACQUISITION CORP [Member] | Public Warrants [Member]
Stockholder's Equity (Textual)
Warrants, description									Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company’s Class A common stock; • if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; • if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and • if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock (or a security other than the Class A common stock into which the Class A common stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.